Pensions and other postretirement benefits (Details 11) CAD in Millions	Dec. 31, 2016 CAD
Pensions [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
2017	CAD 1,032
2018	1,038
2019	1,045
2020	1,049
2021	1,052
Years 2022 to 2026	5,215
Other postretirement benefits [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
2017	18
2018	18
2019	18
2020	18
2021	17
Years 2022 to 2026	CAD 81